Jul. 21, 2022
Virtus Convertible Fund
Virtus Convertible Fund

Virtus Convertible Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Convertible Fund (the “Fund”) will be effective July 25, 2022.

◾	Voya Investment Management Co., LLC, (“Voya”), will manage the Fund as subadviser.

◾	The current subadviser, Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and accordingly, all references to AllianzGI U.S. as subadviser of the Fund will be removed from the Fund’s prospectuses.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Fund’s portfolio will continue to manage the Fund with the same investment strategies and risks as currently disclosed, as employees of Voya.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

The disclosure in footnote 2 under the table in “Fees and Expenses” will be replaced with the following:

(2)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 0.96% for Class A shares, 1.73% for Class C shares, 0.71% for Institutional Class shares, 0.71% for Class P shares, 0.62% for Class R6 shares and 0.93% for Administrative Class shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

Investors should retain this supplement with the Prospectuses for future reference.